Changes to significant accounting policies	12 Months Ended
Dec. 31, 2024
Changes to significant accounting policies [Abstract]
Disclosure of changes in accounting policies [text block]	New Accounting Standards Recently Issued
New or revised accounting pronouncements adopted in 2024
The following new or revised standards have been issued by IASB, and were effective for the years covered by these consolidated financial statements.
•Classification of Liabilities as Current or Non-Current – Amendments to IAS 1: clarifies when to take into account contractual conditions (covenants) that may impact the unconditional right to postpone the settlement of liabilities for a minimum period of 12 months after the closing date of the report, in addition to establishing disclosure requirements for liabilities with covenants classified as non-current. These changes came into effect from the beginning of the 2024 financial year and had no significant impacts for Inter&Co.
•Changes to IFRS 16 – Leases: the IASB issued narrow-scope amendments to the requirements for sale and leaseback transactions (sale and leaseback), explaining how an entity should account for a sale and leaseback after the date of the transaction. Sale and leaseback transactions where some or all of the lease payments are variable lease payments that do not depend on an index or rate and are more likely to be impacted. These changes were effective for annual reporting periods beginning on or after January 1st, 2024 and had no significant impacts for Inter&Co.
•Amendments to IAS 7 and IFRS 7 - Supplier Financial Arrangements: these amendments require disclosures to increase the transparency of supplier financing arrangements and their effects on a company's liabilities, cash flows, and liquidity risk exposure. The disclosure requirements are the IASB's response to investor concerns that some companies' supplier financing arrangements are not sufficiently visible, making it difficult for investors to scrutinize. These amendments were effective for annual reporting periods beginning on or after January 1st, 2024 and had no impacts for Inter&Co.
Other new standards and interpretations issued but not yet effective
•Amendment to IAS 21 - Effects of Changes in Exchange Rates and Translation of Financial Statements: the changes require the application of a consistent approach when assessing whether one currency can be exchanged for another and the amendment clarifies how entities should determine the exchange rate to be used and the disclosures to be provided, when a currency is difficult, or cannot, be exchanged. The changes aim to improve the information that an entity provides in its financial statements. The mentioned amendment is required for annual reporting periods beginning on or after January 1st, 2025. Management does not expect the adoption of the amendment described above to have a significant impact, other than additional disclosures, on Inter Group's consolidated financial statements.
•Amendments to IFRS 9 – Financial Instruments and IFRS 7 – Financial Instruments Disclosures: issued in May 2024, the amendments and clarifications are in relation to the write-off of financial liabilities through electronic systems, evaluation of the contractual characteristics of cash flow in the classification (SPPI Test), such as: financial assets linked to ESG (Environmental, Social and Governance) and among other financial instruments. In addition, additional disclosures were included regarding equity instruments designated at fair value through other comprehensive income and financial instruments linked to contingent events. The changes are effective for annual reporting periods starting on January 1, 2026 or after. Management is evaluating the effects in the adoption of this amendment on Inter Group's consolidated financial statements.
•IFRS 18 - Presentation and Disclosure in Financial Statements: the new standard issued in April 2024 replaces IAS 1 and brings additional requirements for financial statements in order to improve information to shareholders. It defines, for example, three new categories for revenues and expenses: operating, investments and financing, in addition to including new subtotals. The rule also provides guidance on the disclosure of performance indicators defined by the Management and brings specific requirements for companies in the banking and insurance sector. IFRS 18 will become effective for annual reporting periods on January 1, 2027 or after, and Management is evaluating the effects in the adoption of this standard on Inter Group's consolidated financial statements.
•IFRS 19 – Subsidiaries without Public Accountability: Disclosures: issued in May 2024, the standard defines that a subsidiary without public liability may provide reduced disclosures when applying IFRS Accounting Standards in its financial statements. The standard is optional for eligible subsidiaries and establishes the disclosure requirements for subsidiaries that choose to apply it. Management is evaluating the effects in the adoption of this standard on Inter Group's consolidated financial statements.